PROPERTY, PLANT AND EQUIPMENT - Depreciation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Depreciation and amortisation expense
Depreciation expenses	¥ 6,606,283	¥ 6,577,514	¥ 6,944,990
Ownership certificates of buildings
Net carrying value		90,868,235	91,989,216	$ 14,769,795	¥ 96,096,715
Interest attributable to the construction of property, plant and equipment
Interest expenses arising from borrowings attributable to the construction of property, plant and equipment	¥ 344,000	414,000	¥ 522,000
Additional information
Carrying value of temporarily idle property, plant and equipment		¥ 2,828,000			2,530,000
Minimum
Interest attributable to the construction of property, plant and equipment
Capitalization rate during the year	4.41%	3.85%	4.90%
Maximum
Interest attributable to the construction of property, plant and equipment
Capitalization rate during the year	8.00%	6.00%	6.55%
Cost of sales
Depreciation and amortisation expense
Depreciation expenses	¥ 6,440,128	¥ 6,386,276	¥ 6,749,735
General and administrative expenses
Depreciation and amortisation expense
Depreciation expenses	159,230	181,708	172,524
Selling and distribution expenses
Depreciation and amortisation expense
Depreciation expenses	¥ 6,925	9,530	22,731
Accumulated amortization and impairment
Ownership certificates of buildings
Net carrying value		(63,232,788)			(67,652,316)
Buildings
Ownership certificates of buildings
Net carrying value		27,861,989	27,097,190		32,237,057
Buildings | Accumulated amortization and impairment
Ownership certificates of buildings
Net carrying value		(15,359,799)			(16,645,727)
Ownership certificates of buildings
Ownership certificates of buildings
Net carrying value		¥ 6,759,000			¥ 6,942,000
Carrying value to total asset value (as a percent)		0.0355		0.0347	0.0347
Machinery
Ownership certificates of buildings
Net carrying value		¥ 46,080,177	51,266,390		¥ 53,353,516
Additional information
Property, plant and equipment		7,200,000			9,955,000
Machinery | Accumulated amortization and impairment
Ownership certificates of buildings
Net carrying value		(44,565,752)			(48,154,373)
Construction in progress
Ownership certificates of buildings
Net carrying value		16,174,233	¥ 12,682,514		9,882,984
Additional information
Property, plant and equipment		194,000			100,000
Construction in progress | Accumulated amortization and impairment
Ownership certificates of buildings
Net carrying value		(596,466)			(111,998)
Machinery and construction in progress held under finance leases | Accumulated amortization and impairment
Additional information
Property, plant and equipment		¥ 1,703,000			¥ 1,908,000